Income taxes (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	$ 1,200
Income tax expense / (benefit)	1,583	$ 1,267	$ 1,468
Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	482	365	469
Deferred tax expense / (benefit)	116	265	2,377
Income tax expense / (benefit)	598	630	2,846
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	749	426	575
Deferred tax expense / (benefit)	236	211	(1,953)
Income tax expense / (benefit)	985	637	(1,378)
UBS AG
Major Components Of Tax Expense Income [Line Items]
Income tax expense / (benefit)	1,488	1,198	1,345
UBS AG | Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	417	336	434
Deferred tax expense / (benefit)	107	246	2,326
Income tax expense / (benefit)	524	582	2,760
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	715	402	537
Deferred tax expense / (benefit)	248	214	(1,952)
Income tax expense / (benefit)	$ 963	$ 616	$ (1,415)